Share-based compensation (Schedule of Share Option Activities) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Options
Outstanding, Beginning Balance	5,447,800	7,028,710	6,788,070
Granted	0	0	1,638,600
Forfeited and expired	(99,344)	(646,030)	(279,626)
Exercised	(2,403,566)	(934,880)	(1,118,334)
Outstanding, Ending Balance	2,944,890	5,447,800	7,028,710	6,788,070
Exercisable as of December 31, 2017	2,239,934
Fully vested and expected to vest as of December 31, 2017	11,698,938
Weighted Average Exercise Price
Outstanding, Beginning Balance	$ 7.78	$ 8.05	$ 4.14
Granted		0	20.72
Forfeited and expired	15.36	17.08	7.22
Exercised	6.29	3.38	3.1
Outstanding, Ending Balance	8.74	$ 7.78	$ 8.05	$ 4.14
Exercisable as of December 31, 2017	$ 5.01
Weighted Average Remaining Contractual Life
Outstanding	5 years 3 months 22 days	6 years 4 months 20 days	7 years 5 months 5 days	7 years 9 months
Exercisable as of December 31, 2017	4 years 7 months 6 days
Aggregate Intrinsic Value
Exercised	$ 45,141	$ 19,356	$ 27,785
Outstanding	79,662	$ 43,531	$ 175,250	$ 112,925
Exercisable as of December 31, 2017	$ 68,927
58 Home 2015 Plan [Member]
Number of Options
Outstanding, Beginning Balance		7,942,000	0
Granted			8,921,000
Forfeited and expired			(979,000)
Outstanding, Ending Balance			7,942,000	0
Weighted Average Exercise Price
Outstanding, Beginning Balance		$ 0.11
Granted			$ 0.11
Forfeited and expired			0.13
Outstanding, Ending Balance			$ 0.11
Weighted Average Remaining Contractual Life
Outstanding			8 years 11 months 26 days
Aggregate Intrinsic Value
Outstanding			$ 22,780